Other current financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Schedule of Other Current Financial Assets
The recorded loss allowance for trade receivables reconciles as follows:

(CHF in millions)	2023	2022

Individual loss allowance at January 1	8.2	2.0
Addition	6.1	6.3
Usage	(1.1)	—
Release	(0.2)	0.0
Exchange differences	(0.4)	(0.1)
Individual loss allowance at December 31	12.6	8.2

(CHF in millions)	2023	2022

Expected credit loss at January 1	0.9	0.6
Income statement (release) / addition for the year	(0.2)	0.3
Expected credit loss at December 31	0.7	0.9

(CHF in millions)	12/31/2023	12/31/2022

Credit cards	16.4	6.9
Deposits	14.6	22.5
Other current financial assets	3.2	3.8
Other current financial assets at amortized cost	34.2	33.2
Other current financial assets at fair value through profit and loss	—	—
Total other current financial assets	34.2	33.2